Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2022 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$31,647	$—	$—	$31,647
Time deposits	916	—	—	916
Other assets
Foreign currency forwards	—	936	—	936
Total assets at fair value	$32,563	$936	$—	$33,499
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(811)	$(811)
Foreign currency forwards	—	(427)	—	(427)
Total liabilities at fair value	$—	$(427)	$(811)	$(1,238)
Financial assets and liabilities carried at fair value at December 31, 2021 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$41,830	$—	$—	$41,830
Time deposits	22,674	—	—	22,674
Other assets
Foreign currency forwards	—	1,604	—	1,604
Total assets at fair value	$64,504	$1,604	$—	$66,108
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,924)	$(2,924)
Foreign currency forwards	—	(68)	—	(68)
Total liabilities at fair value	$—	$(68)	$(2,924)	$(2,992)